The Saratoga Advantage Trust

Investment Quality Bond Portfolio	SIBPX
Municipal Bond Portfolio	SMBPX

Supplement dated April 27, 2017 to the Class I Shares Prospectus dated December 31, 2016 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO” beginning on page 5 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Granite Springs Asset Management, LLC (“Granite Springs” or the “Adviser”) has served as the Portfolio’s Adviser since April 17, 2017, following the acquisition of Sunnymeath Asset Management, Inc. (“Sunnymeath”), which previously served as the Portfolio’s Adviser since August 2015. James P. O’Mealia, Kenneth Klein and Randy Masel share primary responsibility for the day-to-day management of the Portfolio. Mr. O’Mealia, formerly of Sunnymeath, began managing the Portfolio in August 2015. Mr. O’Mealia, who is a Managing Director and Portfolio Manager of the Adviser, was formerly the President and CIO of Sunnymeath, which he founded in 1996. Mr. O’Mealia was a Managing Director of ICC Capital, a registered investment adviser, from 2013 until it was acquired by Highland Capital on April 1, 2015; since then Mr. O’Mealia has assisted in the management of Highland Capital’s Multi Cap product. Mr. Klein, Chief Executive Officer of the Adviser, has been with the Adviser since February 2016; he was previously President and CIO of Citation Advisors. Mr. Masel is Chief Investment Officer of the Adviser. Prior to joining Granite Springs in January 2014, Mr. Masel was a portfolio manager and credit analyst with JAE Credit.

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO” beginning on page 9 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Granite Springs Asset Management, LLC (“Granite Springs” or the “Adviser”) has served as the Portfolio’s Adviser since April 17, 2017 and James P. O’Mealia and Thomas Dalpiaz have shared primary responsibility for the day-to-day management of the Portfolio since then. Mr. O’Mealia, who is a Managing Director and Portfolio Manager of the Adviser, was formerly the President and CIO of Sunnymeath Asset Management, Inc., which he founded in 1996. Mr. O’Mealia was a Managing Director of ICC Capital, a registered investment adviser, from 2013 until it was acquired by Highland Capital on April 1, 2015; since then Mr. O’Mealia has assisted in the management of Highland Capital’s Multi Cap product. Mr. Dalpiaz is a Managing Director of the Adviser. Prior to joining Granite Springs in October 2013, Mr. Dalpiaz was a credit analyst and bond portfolio manager for Advisors Asset Management.

Reference is made to the section entitled “ADVISERS” beginning on page 69 of the Prospectus. The paragraphs pertaining to 16th Amendment Advisors LLC and Sunnymeath Asset Management, Inc. are deleted in their entirety and the following paragraph is added to this section:

Granite Springs Asset Management, LLC (“Granite Springs”), a registered investment adviser, located at 25 Deforest Avenue, Suite 308, Summit, New Jersey 07901, serves as Adviser to the Investment Quality Bond Portfolio and the Municipal Bond Portfolio. As of April 1, 2017, Granite Springs had approximately $313 in assets under management. Granite Springs is a wholly owned subsidiary of R. Seelaus & Company, Inc., a registered broker-dealer.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Investment Quality Bond Portfolio	SQBAX
Municipal Bond Portfolio	SMBAX

Supplement dated April 27, 2017 to the Class A Shares Prospectus dated December 31, 2016 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO” beginning on page 5 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Granite Springs Asset Management, LLC (“Granite Springs” or the “Adviser”) has served as the Portfolio’s Adviser since April 17, 2017, following the acquisition of Sunnymeath Asset Management, Inc. (“Sunnymeath”), which previously served as the Portfolio’s Adviser since August 2015. James P. O’Mealia, Kenneth Klein and Randy Masel share primary responsibility for the day-to-day management of the Portfolio. Mr. O’Mealia, formerly of Sunnymeath, began managing the Portfolio in August 2015. Mr. O’Mealia, who is a Managing Director and Portfolio Manager of the Adviser, was formerly the President and CIO of Sunnymeath, which he founded in 1996. Mr. O’Mealia was a Managing Director of ICC Capital, a registered investment adviser, from 2013 until it was acquired by Highland Capital on April 1, 2015; since then Mr. O’Mealia has assisted in the management of Highland Capital’s Multi Cap product. Mr. Klein, Chief Executive Officer of the Adviser, has been with the Adviser since February 2016; he was previously President and CIO of Citation Advisors. Mr. Masel is Chief Investment Officer of the Adviser. Prior to joining Granite Springs in January 2014, Mr. Masel was a portfolio manager and credit analyst with JAE Credit.

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO” beginning on page 10 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Granite Springs Asset Management, LLC (“Granite Springs” or the “Adviser”) has served as the Portfolio’s Adviser since April 17, 2017 and James P. O’Mealia and Thomas Dalpiaz have shared primary responsibility for the day-to-day management of the Portfolio since then. Mr. O’Mealia, who is a Managing Director and Portfolio Manager of the Adviser, was formerly the President and CIO of Sunnymeath Asset Management, Inc., which he founded in 1996. Mr. O’Mealia was a Managing Director of ICC Capital, a registered investment adviser, from 2013 until it was acquired by Highland Capital on April 1, 2015; since then Mr. O’Mealia has assisted in the management of Highland Capital’s Multi Cap product. Mr. Dalpiaz is a Managing Director of the Adviser. Prior to joining Granite Springs in October 2013, Mr. Dalpiaz was a credit analyst and bond portfolio manager for Advisors Asset Management.

Reference is made to the section entitled “ADVISERS” beginning on page 71 of the Prospectus. The paragraphs pertaining to 16th Amendment Advisors LLC and Sunnymeath Asset Management, Inc. are deleted in their entirety and the following paragraph is added to this section:

Granite Springs Asset Management, LLC (“Granite Springs”), a registered investment adviser, located at 25 Deforest Avenue, Suite 308, Summit, New Jersey 07901, serves as Adviser to the Investment Quality Bond Portfolio and the Municipal Bond Portfolio. As of April 1, 2017, Granite Springs had approximately $313 in assets under management. Granite Springs is a wholly owned subsidiary of R. Seelaus & Company, Inc., a registered broker-dealer.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Investment Quality Bond Portfolio	SQBCX
Municipal Bond Portfolio	SMBCX

Supplement dated April 27, 2017 to the Class C Shares Prospectus dated December 31, 2016 of the Saratoga Advantage Trust (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Reference is made to the section entitled “PORTFOLIO SUMMARY: INVESTMENT QUALITY BOND PORTFOLIO” beginning on page 5 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Granite Springs Asset Management, LLC (“Granite Springs” or the “Adviser”) has served as the Portfolio’s Adviser since April 17, 2017, following the acquisition of Sunnymeath Asset Management, Inc. (“Sunnymeath”), which previously served as the Portfolio’s Adviser since August 2015. James P. O’Mealia, Kenneth Klein and Randy Masel share primary responsibility for the day-to-day management of the Portfolio. Mr. O’Mealia, formerly of Sunnymeath, began managing the Portfolio in August 2015. Mr. O’Mealia, who is a Managing Director and Portfolio Manager of the Adviser, was formerly the President and CIO of Sunnymeath, which he founded in 1996. Mr. O’Mealia was a Managing Director of ICC Capital, a registered investment adviser, from 2013 until it was acquired by Highland Capital on April 1, 2015; since then Mr. O’Mealia has assisted in the management of Highland Capital’s Multi Cap product. Mr. Klein, Chief Executive Officer of the Adviser, has been with the Adviser since February 2016; he was previously President and CIO of Citation Advisors. Mr. Masel is Chief Investment Officer of the Adviser. Prior to joining Granite Springs in January 2014, Mr. Masel was a portfolio manager and credit analyst with JAE Credit.

Reference is made to the section entitled “PORTFOLIO SUMMARY: MUNICIPAL BOND PORTFOLIO” beginning on page 10 of the Prospectus. The paragraph under the sub-heading “Adviser” is deleted in its entirety and replaced with the following:

Granite Springs Asset Management, LLC (“Granite Springs” or the “Adviser”) has served as the Portfolio’s Adviser since April 17, 2017 and James P. O’Mealia and Thomas Dalpiaz have shared primary responsibility for the day-to-day management of the Portfolio since then. Mr. O’Mealia, who is a Managing Director and Portfolio Manager of the Adviser, was formerly the President and CIO of Sunnymeath Asset Management, Inc., which he founded in 1996. Mr. O’Mealia was a Managing Director of ICC Capital, a registered investment adviser, from 2013 until it was acquired by Highland Capital on April 1, 2015; since then Mr. O’Mealia has assisted in the management of Highland Capital’s Multi Cap product. Mr. Dalpiaz is a Managing Director of the Adviser. Prior to joining Granite Springs in October 2013, Mr. Dalpiaz was a credit analyst and bond portfolio manager for Advisors Asset Management.

Reference is made to the section entitled “ADVISERS” beginning on page 73 of the Prospectus. The paragraphs pertaining to 16th Amendment Advisors LLC and Sunnymeath Asset Management, Inc. are deleted in their entirety and the following paragraph is added to this section:

Granite Springs Asset Management, LLC (“Granite Springs”), a registered investment adviser, located at 25 Deforest Avenue, Suite 308, Summit, New Jersey 07901, serves as Adviser to the Investment Quality Bond Portfolio and the Municipal Bond Portfolio. As of April 1, 2017, Granite Springs had approximately $313 in assets under management. Granite Springs is a wholly owned subsidiary of R. Seelaus & Company, Inc., a registered broker-dealer.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 27, 2017

To the Statement of Additional Information dated December 31, 2016 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 85 of the SAI. The information in this table pertaining to the Investment Quality Bond Portfolio and the Municipal Bond Portfolio is deleted in its entirety and replaced with the following information, which is provided as of April 25, 2017:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts*	Assets Managed ($ millions)*	Total Assets Managed ($ millions)
James P. O’Mealia Granite Springs Asset Management, LLC	Investment Quality Bond Portfolio Municipal Bond Portfolio	2	$8.5	5	$58.7	30	$43	$110.2
Kenneth Klein Granite Springs Asset Management, LLC	Investment Quality Bond Portfolio	1	$7.5	1	$31.0	0	0	$38.5
Randy Masel Granite Springs Asset Management, LLC	Investment Quality Bond Portfolio	1	$7.5	1	$31.0	40	$20	$58.5
Thomas Dalpiaz Granite Springs Asset Management, LLC	Municipal Bond Portfolio	1	$1	0	0	72	$67	$68

*In addition to the accounts included herein, portfolio managers may also manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Portfolios.

Reference is made to the sub-heading “Conflicts of Interest” beginning on page 91 of the SAI. The information pertaining to Sunnymeath Asset Management, Inc. (“Sunnymeath”) and 16th Amendment Advisors LLC (“16th Amendment”) is deleted in its entirety and replaced with the following:

Granite Springs Asset Management, LLC

Possible Conflicts of Interest

Trade Allocation.

Granite Springs Asset Management, LLC (“Granite Springs”) will utilize an established formula for allocating securities, including private placements, and/or recommendations among clients. Granite Springs believes that this formula shall provide a fair and equitable basis for allocations and be consistently applied to all clients. Prior to the allocation of securities by Granite Springs, Granite Springs’s CCO will determine if a client’s investment objectives and suitability requirements qualify the client for participation in purchasing a specific security or private placement. If the client qualifies for participation in the purchase of a specific security or private placement, Granite Springs will allocate a certain percentage of the total allocation to each qualified client based upon a formula that takes into account fund/account cash levels, industry representation and portfolio specific characterizations.

1

Reference is made to the sub-heading “Compensation” beginning on page 100 of the SAI. The information pertaining to Sunnymeath and 16th Amendment is deleted in its entirety and replaced with the following:

Granite Springs Asset Management, LLC

Compensation for James O’Mealia, Kenneth Klein, Randy Masel and Thomas Dalpiaz are all salary, bonus, healthcare and 401k matching. Compensation will vary for all depending on the fees generated by the assets under management for each of the individual strategies managed by the portfolio managers as well as the firm overall.

Reference is made to the section entitled “Ownership of Securities” located on page 103 of the SAI. The information in this table pertaining to the Investment Quality Bond Portfolio and the Municipal Bond Portfolio is deleted in its entirety and replaced with the following information, which is provided as of April 25, 2017:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
James P. O’Mealia	Investment Quality Bond Portfolio	NONE
James P. O’Mealia	Municipal Bond Portfolio	NONE
Kenneth Klein	Investment Quality Bond Portfolio	NONE
Randy Masel	Investment Quality Bond Portfolio	NONE
Thomas Dalpiaz	Municipal Bond Portfolio	NONE

Reference is made to the section entitled “Appendix B – PROXY VOTING POLICIES & PROCEDURES” beginning on page 153 of the SAI. The proxy voting policies and procedures of Sunnymeath and 16th Amendment are deleted in their entirety. The following proxy voting policies and procedures of Granite Springs Asset Management, LLC are added to this section:

Granite Springs Asset Management, LLC

Proxy Voting Policy

Granite Springs attempts at all times to manage client accounts solely in the best interest of the recipients or beneficiaries of the funds it is investing. Industry standards of care, skill, prudence and diligence are brought to bear on every investment action. This philosophy of prudence is applied to proxy voting as well. When Granite Springs purchases a stock, it is focusing on the ability of the company's board of directors and senior management to improve shareholder value. However, the confidence in management shown by Granite Springs’ purchase of the stock does not transfer to automatic voting procedures whereby Granite Springs "rubber stamps" its wishes on the proxy ballot.

Granite Springs views the proxy as an economic instrument, and generally makes proxy voting decisions based on financial criteria when present. At the same time, decisions will, whenever possible, protect the rights of its clients as shareholders. Thus, in making a proxy voting decision, two primary considerations are in effect: first, the economic impact of the proposal; and second, the impact of the proposal on shareholder rights. Granite Springs does not promise to vote proxies and is selective in when it decides to exercise its right to vote on companies’ proxies. In the case when clients are funds registered under the Investment Company Act of 1940, Granite Springs does promise to vote companies’ proxies and will maintain records of its voting, in accordance with its document retention policy. Additionally, should there be a situation whereby there is a conflict of interest between Granite Springs as adviser and the interests of the 1940 Act fund, Granite Springs will vote its proxy with the interest of the client being more important than that of the adviser. As such, there could exist a situation whereby the adviser votes differently for certain clients.

Clients may also obtain information from the company’s compliance officer about when Granite Springs voted any proxies against management on behalf of their account(s).

Please retain this supplement for future reference.

2